Income Tax - Schedule of Loss Before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	¥ (323,340,119)	$ (46,237,021)	¥ (149,847,421)	¥ (156,970,922)
Chinese mainland [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	46,592,728		19,018,092	(26,949,379)
Hong Kong [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	(17,857,777)		(19,952,560)	(22,030,473)
Cayman Islands [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	(348,543,345)		(102,862,712)	(101,652,195)
United States [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	¥ (3,531,725)		¥ (46,050,241)	¥ (6,338,875)